UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:  BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Focus Growth Fund

Master Large Cap Series LLC

Master Large Cap Focus Growth Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series

            Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 12/31/2017

Item 1 – Report to Stockholders

DECEMBER 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Large Cap Series Funds, Inc.

➢	BlackRock Large Cap Focus Growth Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended December 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. The equity market advanced, month after month, despite geopolitical uncertainty and relatively high valuations, while bond returns were constrained by higher interest rates.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018.

Further fueling optimism, Congress passed a sweeping tax reform bill in December 2017. The U.S. tax overhaul is likely to accentuate the reflationary themes already in place, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerly,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	11.42%	21.83%
U.S. small cap equities (Russell 2000® Index)	9.20	14.65
International equities (MSCI Europe, Australasia, Far East Index)	9.86	25.03
Emerging market equities (MSCI Emerging Markets Index)	15.92	37.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.55	0.86
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.01)	2.07
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.24	3.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.64	4.95
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.46	7.50
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2017	BlackRock Large Cap Focus Growth Fund

Investment Objective

BlackRock Large Cap Focus Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

On December 27, 2017, the Fund’s Investor B Shares converted to Investor A Shares.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended December 31, 2017, the Fund underperformed its benchmark, the Russell 1000® Growth Index.

The Fund invests all of its assets in Master Large Cap Focus Growth Portfolio (the “Master Portfolio”) of Master Large Cap Series LLC.

What factors influenced performance?

In sector terms, industrials was the prime detractor from relative performance due to weakness among professional services and electrical equipment holdings and an underweight to aerospace & defense. Consumer discretionary and financials detracted as well, in particular hotels, restaurants & leisure, specialty retail and banks. Conversely, information technology (“IT”) was the top contributor to performance, with strength among internet software & services holdings adding the most value. Stock selection and an underweight in consumer staples also aided results, as did selection in health care.

In stock specifics, Equifax Inc. was the largest individual detractor in the six months. Equifax shares declined after the company disclosed that data (social security numbers and birthdays) of 145 million Americans had been stolen by criminals due to failure by Equifax to properly maintain its software. In the investment adviser’s view, it is likely that the long-term ongoing impact of this breach on the majority of Equifax’s B2B (business-to-business) businesses will be minimal; however, it is unclear what the more near-term costs will be (e.g., litigation and remediation).

Elsewhere, the positions in Priceline Group Inc. and Acuity Brands Inc. weighed. Priceline underperformed later in the reporting period after its guidance for the fourth quarter of 2017 disappointed investors and the company announced a pullback from meta-advertising channels alongside an increased investment in brand advertising. The investment adviser maintains its position as it believes this advertising strategy will ultimately engender profitable growth and favors the stock’s valuation. LED-lighting specialist Acuity underperformed after a series of earnings disappointments due to an industry slowing in short-cycle projects and a stock and flow business under pressure (weak volume and pricing trends/outlook). The stock was sold by the end of the reporting period.

The largest individual contributor in the period was Tencent Holdings Ltd., which outperformed after several quarters of accelerating revenue growth. The company exceeded expectations in almost every segment (payments, mobile games, advertising and cloud). The investment adviser maintains a material overweight in the shares.

Positions in Amazon.com Inc. and Teradyne Inc. also added value. Amazon outperformed after the company delivered a stellar third-quarter earnings report, with acceleration in North America, International, Prime and advertising. Further, AWS (Amazon Web Services) continued its 40%+ year-over-year growth, with margins expanding sequentially. Teradyne outperformed as the investment adviser’s thesis on collaborative robots (“cobots”) growth and semiconductor capital equipment tailwinds has occurred. Teradyne’s leadership position in cobots is well suited to benefit from increased factory automation and the investment adviser continues to think this could become a much bigger business over the next several years.

Describe recent portfolio activity.

Due to a combination of portfolio trading activity and market movement during the six-month period, the Master Portfolio’s weighting in the materials sector considerably increased, largely with respect to construction materials and chemicals. Energy and financials saw additions as well, specifically within energy equipment & services, diversified financial services and banks. The most notable decrease was in the health care sector, in particular biotechnology. Exposure to consumer discretionary and consumer staples also declined.

Describe portfolio positioning at period end.

Relative to the Russell 1000® Growth Index, the Master Portfolio ended the period with its largest sector overweight in financials, followed by IT and consumer discretionary. Industrials and consumer staples were the largest underweights.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of December 31, 2017 (continued)	BlackRock Large Cap Focus Growth Fund

Performance Summary for the Period Ended December 31, 2017

		Average Annual Total Returns(a),(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	12.95%	29.71%	N/A	16.99%	N/A	8.96%	N/A
Service	12.75	29.29	N/A	16.63	N/A	8.68	N/A
Investor A	12.71	29.36	22.57%	16.63	15.38%	8.63	8.05%
Investor C	12.29	28.26	27.30	15.70	15.70	7.76	7.76
Class R	12.60	29.04	N/A	16.32	N/A	8.31	N/A
Russell 1000® Growth Index(c)	14.23	30.21	N/A	17.33	N/A	10.00	N/A

(a)	The Fund invests all of its assets in the Master Portfolio, a series of Master Large Cap Series LLC. Under normal circumstances, the Master Portfolio seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Growth Fund.
(b)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(c)	An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000® securities with higher price-to-book ratios and higher forecasted growth values.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period(a)	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,129.50	$4.51	$1,000.00	$1,020.97	$4.28	0.84%
Service	1,000.00	1,127.50	6.01	1,000.00	1,019.56	5.70	1.12
Investor A	1,000.00	1,127.10	6.00	1,000.00	1,019.56	5.70	1.12
Investor C	1,000.00	1,122.90	10.33	1,000.00	1,015.48	9.80	1.93
Class R	1,000.00	1,126.00	7.29	1,000.00	1,018.35	6.92	1.36

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio, the expense table reflects the net expenses of both the Fund and the Master Portfolio in which it invests.
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. On December 27, 2017, all of the issued and outstanding Investor B Shares converted into Investor A Shares with the same relative aggregated net asset value (“NAV”).

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at NAV on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s Administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2017 and held through December 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Master Large Cap Focus Growth Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2017 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (unaudited)

December 31, 2017

BlackRock Large Cap Focus Growth Fund

ASSETS
Investments at value — from the Master Portfolio (cost — $502,739,427)	$644,915,423
Receivables:
Capital shares sold	252,806
From the Administrator	107,022
Withdrawals from the Master Portfolio	1,487,416
Prepaid expenses	81,766

Total assets	646,844,433

LIABILITIES
Payables:
Administration fees	157,018
Capital shares redeemed	1,740,222
Income dividends payable	86
Officer’s fees	336
Other accrued expenses	56,937
Other affiliates	101,916
Service and distribution fees	177,581
Transfer agent fees	259,729

Total liabilities	2,493,825

NET ASSETS	$644,350,608

NET ASSETS CONSIST OF
Paid-in capital	$329,093,113
Undistributed net investment loss	(2,669,040)
Accumulated net realized gain (loss) allocated from the Master Portfolio	175,750,539
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	142,175,996

NET ASSETS	$644,350,608

NET ASSET VALUE
Institutional — Based on net assets of $130,919,172 and 9,179,435 shares outstanding, 100,000,000 shares authorized, $0.10 par value	$14.26

Service — Based on net assets of $1,843,473 and 129,777 shares outstanding, 50,000,000 shares authorized, $0.10 par value	$14.20

Investor A — Based on net assets of $376,218,329 and 28,068,628 shares outstanding, 100,000,000 shares authorized, $0.10 par value	$13.40

Investor C — Based on net assets of $110,493,302 and 10,172,493 shares outstanding, 100,000,000 shares authorized, $0.10 par value	$10.86

Class R — Based on net assets of $24,876,332 and 2,018,951 shares outstanding, 200,000,000 shares authorized, $0.10 par value	$12.32

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations (unaudited)

Six Months Ended December 31, 2017

BlackRock Large Cap Focus Growth Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$3,183,161
Dividends — affiliated	44,580
Securities lending income — affiliated — net	128,485
Foreign taxes withheld	(5,486)
Expenses	(2,857,502)
Fees waived	6,724

Total investment income	499,962

Fund Expenses
Service and distribution — class specific	1,321,138
Administration	1,348,344
Transfer agent — class specific	871,702
Registration	36,785
Professional	15,618
Printing	19,532
Miscellaneous	76,674

Total expenses	3,689,793
Less:
Fees waived and/or reimbursed by the Administrator	(10,383)
Transfer agent fees waived and/or reimbursed — class specific	(510,439)

Total expenses after fees waived and/or reimbursed	3,168,971

Net investment loss	(2,669,009)

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain from capital distributions received from affiliated investment companies, futures contracts and investments	214,068,091
Net change in unrealized appreciation (depreciation) on investments	(75,076,638)

Total realized and unrealized gain	138,991,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,322,444

See notes to financial statements.

8	2017 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Large Cap Focus Growth Fund
	Six Months Ended 12/31/17 (unaudited)	Period from 10/01/16 to 06/30/17	Year Ended 09/30/2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$(2,669,009)	$2,156,541	$3,158,972
Net realized gain	214,068,091	238,422,849	72,034,156
Net change in unrealized appreciation (depreciation)	(75,076,638)	(42,781,650)	51,443,757

Net increase in net assets resulting from operations	136,322,444	197,797,740	126,636,885

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(1,314,365)	(2,422,010)	(1,090,221)
Service	(442)	(4,807)	—
Investor A	—	(1,563,638)	(182,655)
Class R	—	(9,557)	—
From net realized gain:
Institutional	(95,599,911)	(22,759,998)	(16,535,208)
Service	(431,180)	(102,379)	(76,820)
Investor A	(134,233,468)	(33,381,405)	(26,747,707)
Investor B	(3,149)	(30,215)	(64,793)
Investor C	(32,493,423)	(12,387,004)	(10,917,511)
Class R	(6,285,974)	(1,545,518)	(1,158,508)

Decrease in net assets resulting from distributions to shareholders	(270,361,912)	(74,206,531)	(56,773,423)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(414,085,038)	(59,177,309)	(24,446,904)

NET ASSETS
Total increase (decrease) in net assets	(548,124,506)	64,413,900	45,416,558
Beginning of period	1,192,475,114	1,128,061,214	1,082,644,656

End of period	$644,350,608	$1,192,475,114	$1,128,061,214

Undistributed net investment income, end of period	$(2,669,040)	$1,314,776	$3,159,599

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund
	Institutional
	Six Months Ended 12/31/2017 (unaudited)		Period from 10/01/2016 to 06/30/2017		Year Ended September 30,
					2016		2015		2014		2013		2012
Net asset value, beginning of period	$16.02		$14.40		$13.46		$15.02		$13.32		$12.50		$9.57

Net investment income(a)	(0.01)		0.06		0.09		0.07		0.07		0.10		0.14
Net realized and unrealized gain	1.85		2.52		1.54		0.17		2.63		1.65		2.83

Net increase from investment operations	1.84		2.58		1.63		0.24		2.70		1.75		2.97

Distributions(b):
From net investment income	(0.05)		(0.09)		(0.04)		(0.04)		(0.02)		(0.24)		(0.04)
From net realized gain	(3.55)		(0.87)		(0.65)		(1.76)		(0.98)		(0.69)		—

Total distributions	(3.60)		(0.96)		(0.69)		(1.80)		(1.00)		(0.93)		(0.04)

Net asset value, end of period	$14.26		$16.02		$14.40		$13.46		$15.02		$13.32		$12.50

Total Return(c):
Based on net asset value	12.95	%(d)	18.79	%(d)	12.44	%(e)	1.35%		21.16%		15.33%		31.16%

Ratios to Average Net Assets(f):
Total expenses	0.94	%(g),(h)	0.96	%(g),(h)	0.95	%(g),(i)	0.93	%(g)	0.94	%(g)	0.96	%(g)	0.97	%(g)

Total expenses after fees waived and/or reimbursed	0.84	%(g),(h)	0.84	%(g),(h)	0.84	%(g),(i)	0.89	%(g)	0.94	%(g)	0.96	%(g)	0.97	%(g)

Net investment income (loss)	(0.19	)%(g),(h)	0.56	%(g),(h)	0.62	%(g),(i)	0.49	%(g)	0.50	%(g)	0.81	%(g)	1.19	%(g)

Supplemental Data:
Net assets, end of period (000)	$130,919		$427,082		$375,318		$341,606		$369,854		$311,127		$267,083

Portfolio turnover rate of the Master Portfolio	23%		79%		32%		41%		49%		54%		132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

10	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Service
	Six Months Ended 12/31/2017 (unaudited)		Period from 10/01/2016 to 06/30/2017		Year Ended September 30,

					2016		2015		2014		2013		2012
Net asset value, beginning of period	$15.95		$14.32		$13.39		$14.96		$13.18		$12.38		$9.48

Net investment income(a)	(0.04)		0.03		0.05		0.03		0.03		0.07		0.09
Net realized and unrealized gain	1.84		2.51		1.53		0.17		2.60		1.62		2.82

Net increase from investment operations	1.80		2.54		1.58		0.20		2.63		1.69		2.91

Distributions(b):
From net investment income	—		(0.04)		—		(0.01)		—		(0.20)		(0.01)
From net realized gain	(3.55)		(0.87)		(0.65)		(1.76)		(0.85)		(0.69)		—

Total distributions	(3.55)		(0.91)		(0.65)		(1.77)		(0.85)		(0.89)		(0.01)

Net asset value, end of period	$14.20		$15.95		$14.32		$13.39		$14.96		$13.18		$12.38

Total Return(c):
Based on net asset value	12.75	%(d)	18.54	%(d)	12.08	%(e)	1.10%		20.77%		14.98%		30.67%

Ratios to Average Net Assets(f):
Total expenses	1.25	%(g),(h)	1.26	%(g),(h)	1.22	%(g),(i)	1.19	%(g)	1.24	%(g)	1.23	%(g)	1.33	%(g)

Total expenses after fees waived and/or reimbursed	1.12	%(g),(h)	1.13	%(g),(h)	1.13	%(g),(i)	1.17	%(g)	1.24	%(g)	1.23	%(g)	1.33	%(g)

Net investment income (loss)	(0.49	)%(g),(h)	0.27	%(g),(h)	0.33	%(g),(i)	0.20	%(g)	0.19	%(g)	0.62	%(g)	0.81	%(g)

Supplemental Data:
Net assets, end of period (000)	$1,843		$1,936		$1,713		$1,577		$1,912		$1,624		$11,865

Portfolio turnover rate of the Master Portfolio	23%		79%		32%		41%		49%		54%		132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Investor A
	Six Months Ended 12/31/2017 (unaudited)		Period from 10/01/2016 to 06/30/2017		Year Ended September 30,

					2016		2015		2014		2013		2012
Net asset value, beginning of period	$15.23		$13.70		$12.85		$14.42		$12.82		$12.09		$9.26

Net investment income (loss)(a)	(0.04)		0.03		0.04		0.03		0.03		0.06		0.10
Net realized and unrealized gain	1.75		2.41		1.46		0.17		2.52		1.58		2.75

Net increase from investment operations	1.71		2.44		1.50		0.20		2.55		1.64		2.85

Distributions(b):
From net investment income	—		(0.04)		(0.00	)(c)	(0.01)		—		(0.22)		(0.02)
From net realized gain	(3.54)		(0.87)		(0.65)		(1.76)		(0.95)		(0.69)		—

Total distributions	(3.54)		(0.91)		(0.65)		(1.77)		(0.95)		(0.91)		(0.02)

Net asset value, end of period	$13.40		$15.23		$13.70		$12.85		$14.42		$12.82		$12.09

Total Return(d):
Based on net asset value	12.71	%(e)	18.66	%(e)	12.00	%(f)	1.11%		20.82%		14.90%		30.78%

Ratios to Average Net Assets(g):
Total expenses	1.23	%(h),(i)	1.25	%(h),(i)	1.24	%(h),(j)	1.23	%(h)	1.23	%(h)	1.25	%(h)	1.26	%(h)

Total expenses after fees waived and/or reimbursed	1.12	%(h),(i)	1.13	%(h),(i)	1.13	%(h),(j)	1.19	%(h)	1.23	%(h)	1.25	%(h)	1.26	%(h)

Net investment income (loss)	(0.53	)%(h),(i)	0.27	%(h),(i)	0.33	%(h),(j)	0.19	%(h)	0.20	%(h)	0.54	%(h)	0.90	%(h)

Supplemental Data:
Net assets, end of period (000)	$376,218		$617,360		$549,050		$524,114		$518,858		$449,729		$405,154

Portfolio turnover rate of the Master Portfolio	23%		79%		32%		41%		49%		54%		132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Annualized.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

12	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Investor C
	Six Months Ended 12/31/2017 (unaudited)		Period from 10/01/2016 to 06/30/2017		Year Ended September 30,

					2016		2015		2014		2013		2012
Net asset value, beginning of period	$12.93		$11.80		$11.23		$12.85		$11.52		$10.95		$8.44

Net investment income (loss)(a)	(0.07)		(0.05)		(0.06)		(0.07)		(0.07)		(0.03)		0.01
Net realized and unrealized gain	1.44		2.05		1.28		0.15		2.27		1.42		2.50

Net increase from investment operations	1.37		2.00		1.22		0.08		2.20		1.39		2.51

Distributions(b):
From net investment income	—		—		—		—		—		(0.13)		—
From net realized gain	(3.44)		(0.87)		(0.65)		(1.70)		(0.87)		(0.69)		—

Total distributions	(3.44)		(0.87)		(0.65)		(1.70)		(0.87)		(0.82)		—

Net asset value, end of period	$10.86		$12.93		$11.80		$11.23		$12.85		$11.52		$10.95

Total Return(c):
Based on net asset value	12.29	%(d)	17.84	%(d)	11.16	%(e)	0.27%		19.96%		14.02%		29.74%

Ratios to Average Net Assets(f):
Total expenses	1.97	%(g),(h)	2.01	%(g),(h)	2.02	%(g),(i)	1.99	%(g)	2.00	%(g)	2.04	%(g)	2.07	%(g)

Total expenses after fees waived and/or reimbursed	1.93	%(g),(h)	1.95	%(g),(h)	1.95	%(g),(i)	1.97	%(g)	2.00	%(g)	2.04	%(g)	2.07	%(g)

Net investment income (loss)	(1.30	)%(g),(h)	(0.55	)%(g),(h)	(0.49	)%(g),(i)	(0.59	)%(g)	(0.57	)%(g)	(0.24	)%(g)	0.09	%(g)

Supplemental Data:
Net assets, end of period (000)	$110,493		$121,641		$177,792		$192,804		$193,491		$171,430		$167,518

Portfolio turnover rate of the Master Portfolio	23%		79%		32%		41%		49%		54%		132%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund (continued)
	Class R
	Six Months Ended 12/31/2017 (unaudited)		Period from 10/01/2016 to 06/30/2017		Year Ended September 30,

					2016		2015		2014		2013		2012
Net asset value, beginning of period	$14.28		$12.89		$12.15		$13.74		$12.25		$11.58		$8.88

Net investment income (loss)(a)	(0.05)		0.00	(b)	0.01		(0.01)		(0.01)		0.03		0.06
Net realized and unrealized gain	1.62		2.27		1.38		0.16		2.41		1.51		2.64

Net increase from investment operations	1.57		2.27		1.39		0.15		2.40		1.54		2.70

Distributions(c):
From net investment income	—		(0.01)		—		—		—		(0.18)		—
From net realized gain	(3.53)		(0.87)		(0.65)		(1.74)		(0.91)		(0.69)		—

Total distributions	(3.53)		(0.88)		(0.65)		(1.74)		(0.91)		(0.87)		—

Net asset value, end of period	$12.32		$14.28		$12.89		$12.15		$13.74		$12.25		$11.58

Total Return(d):
Based on net asset value	12.60	%(e)	18.43	%(e)	11.73	%(f)	0.81%		20.50%		14.61%		30.41%

Ratios to Average Net Assets(g):
Total expenses	1.45	%(h),(i)	1.49	%(h),(i)	1.48	%(h),(j)	1.46	%(h)	1.48	%(h)	1.54	%(h)	1.56	%(h)

Total expenses after fees waived and/or reimbursed	1.36	%(h),(i)	1.38	%(h),(i)	1.38	%(h),(j)	1.44	%(h)	1.48	%(h)	1.54	%(h)	1.56	%(h)

Net investment income (loss)	(0.73	)%(h),(i)	0.02	%(h),(i)	0.08	%(h),(j)	(0.06	)%(h)	(0.05	)%(h)	0.27	%(h)	0.57	%(h)

Supplemental Data:
Net assets, end of period (000)	$24,876		$24,443		$23,615		$21,279		$23,308		$24,408		$30,101

Portfolio turnover rate of the Master Portfolio	23%		79%		32%		41%		49%		54%		132%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes proceeds received from a settlement of litigation, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Annualized.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the Master Portfolio’s investments in underlying funds of 0.01%.

See notes to financial statements.

14	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)	BlackRock Large Cap Focus Growth Fund

1.	ORGANIZATION

BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as diversified. The Corporation is organized as a Maryland corporation. These financial statements relate to one series of the Corporation, BlackRock Large Cap Focus Growth Fund (formerly known as BlackRock Large Cap Growth Fund) (the “Fund”).

The Fund seeks to achieve its investment objective by investing all of its assets in Master Large Cap Focus Growth Portfolio (the “Master Portfolio”), a series of Master Large Cap Series LLC (the “Master LLC”). The Master LLC is an affiliate of the Corporation. The Master Portfolio has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At December 31, 2017, the percentage of the Master Portfolio owned by the Fund was 100%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Directors of the Corporation and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service and Class R Shares	No	No		None
Investor A Shares(a)	Yes	No	(b)	None
Investor C Shares	No	Yes		None

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.
(b)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICITIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included in this report.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (continued)	BlackRock Large Cap Focus Growth Fund

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Corporation, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service	Investor A	Investor B(a)	Investor C	Class R
Service Fee	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution Fee	—	—	0.75	0.75	0.25

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

BRIL and broker-dealers, pursuant to sub agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	Investor A	Investor B(a)	Investor C	Class R	Total
$2,235	$672,081	$61	$582,649	$64,112	$1,321,138

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2017, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Service	Investor A	Total
$205,452	$39	$149	$205,640

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended December 31, 2017, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Service	Investor A	Investor B(a)	Investor C	Class R	Total
$534	$202	$3,385	$37	$652	$36	$4,846

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

For the six months ended December 31, 2017, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Service	Investor A	Investor B(a)	Investor C	Class R	Total
$270,636	$1,807	$471,592	$356	$107,392	$19,919	$871,702

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

Other Fees: For the six months ended December 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $8,065.

For the six months ended December 31, 2017, affiliates received CDSCs as follows:

Investor A	$2,441
Investor C	$4,473

16	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	BlackRock Large Cap Focus Growth Fund

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitations”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.84%
Service	1.13
Investor A	1.13
Investor B(a)	1.95
Investor C	1.95
Class R	1.38

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

The Administrator has agreed not to reduce or discontinue these contractual expense limitations through October 31, 2019, unless approved by the Board, including a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”) or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2017, the Administrator waived and/or reimbursed $10,383, which is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations.

These amounts waived and/or reimbursed are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended December 31, 2017, class specific expense waivers and/or reimbursements are as follows:

Institutional	Service	Investor A	Investor B(a)	Investor C	Class R	Total
$199,923	$1,132	$274,479	$346	$24,343	$10,216	$510,439

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Directors: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the period ended June 30, 2017, and each of the three years ended September 30, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (continued)	BlackRock Large Cap Focus Growth Fund

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/17		Period from 10/01/16 to 06/30/17		Year Ended 09/30/17
	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,070,789	$28,955,471	4,022,060	$60,238,825	3,103,912	$43,443,015
Shares issued in reinvestment of distributions	6,379,400	88,553,474	1,618,277	22,866,249	1,193,477	16,290,950
Shares redeemed	(25,926,299)	(367,349,943)	(5,056,555)	(75,965,037)	(3,603,155)	(51,015,614)

Net increase (decrease)	(17,476,110)	$(249,840,998)	583,782	$7,140,037	694,234	$8,718,351

Service
Shares sold	156	$2,323	2,497	$38,020	4,066	$53,325
Shares issued in reinvestment of distributions	31,238	431,595	7,598	107,129	5,648	76,816
Shares redeemed	(22,956)	(317,926)	(8,423)	(126,230)	(7,855)	(102,732)

Net increase	8,438	$115,992	1,672	$18,919	1,859	$27,409

Investor A
Shares sold and automatic conversion of shares	5,481,744	$71,881,370	9,424,251	$136,951,269	6,732,027	$88,961,369
Shares issued in reinvestment of distributions	9,866,805	128,768,294	2,515,238	33,829,966	2,014,303	26,226,028
Shares redeemed	(27,827,134)	(376,381,872)	(11,457,122)	(162,606,361)	(9,480,228)	(124,606,897)

Net increase (decrease)	(12,478,585)	$(175,732,208)	482,367	$8,174,874	(733,898)	$(9,419,500)

Investor B
Shares sold	13	$142	1,845	$21,552	20,773	$240,357
Shares issued in reinvestment of distributions	279	3,011	2,348	27,279	5,600	63,899
Shares redeemed and automatic conversion of shares	(1,304)	(14,765)	(51,216)	(635,761)	(89,695)	(1,028,533)

Net decrease	(1,012)	$(11,612)	(47,023)	$(586,930)	(63,322)	$(724,277)

Investor C
Shares sold	449,621	$5,031,378	900,639	$10,890,561	3,012,680	$34,372,153
Shares issued in reinvestment of distributions	2,902,113	30,824,459	1,002,740	11,511,476	910,846	10,274,160
Shares redeemed	(2,587,032)	(28,160,316)	(7,566,159)	(94,583,858)	(6,023,883)	(68,687,977)

Net increase (decrease)	764,702	$7,695,521	(5,662,780)	$(72,181,821)	(2,100,357)	$(24,041,664)

Class R
Shares sold	129,839	$1,630,606	321,780	$4,309,542	660,481	$8,249,437
Shares issued in reinvestment of distributions	522,299	6,285,971	123,122	1,555,030	94,341	1,158,507
Shares redeemed	(345,203)	(4,228,310)	(564,405)	(7,606,960)	(674,872)	(8,415,167)

Net increase (decrease)	306,935	$3,688,267	(119,503)	$(1,742,388)	79,950	$992,777

Total Net Decrease	(28,875,632)	$(414,085,038)	(4,761,485)	$(59,177,309)	(2,121,534)	$(24,446,904)

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Portfolio Information as of December 31, 2017	Master Large Cap Focus Growth Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Amazon.com, Inc.	8%
Microsoft Corp.	7
Alphabet, Inc., Class A	5
UnitedHealth Group, Inc.	5
Visa, Inc., Class A	5
Facebook, Inc., Class A	4
Tencent Holdings Ltd.	4
Priceline Group, Inc.	3
Bank of America Corp.	3
Berkshire Hathaway, Inc., Class B	3

SECTOR ALLOCATIONS

Sector	Percent of Net Assets
Information Technology	41%
Consumer Discretionary	21
Health Care	13
Financials	8
Industrials	7
Materials	4
Consumer Staples	3
Energy	2
Real Estate	1

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

MASTER PORTFOLIO INFORMATION	19

Schedule of Investments (unaudited) December 31, 2017	Master Large Cap Focus Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.2%

Airlines — 0.7%
Southwest Airlines Co.	72,831	$4,766,789

Banks — 5.7%
Bank of America Corp.	659,159	19,458,374
First Republic Bank	109,741	9,507,960
Wells Fargo & Co.	132,096	8,014,264

		36,980,598
Beverages — 2.9%
Constellation Brands, Inc., Class A	81,994	18,741,369

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	72,406	8,659,033
Vertex Pharmaceuticals, Inc. (a)	57,960	8,685,886

		17,344,919
Chemicals — 1.9%
DowDuPont, Inc.	170,612	12,150,987

Construction Materials — 2.0%
Vulcan Materials Co.	99,452	12,766,653

Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B (a)	94,845	18,800,176

Energy Equipment & Services — 2.3%
Halliburton Co.	296,682	14,498,849

Equity Real Estate Investment Trusts (REITs) — 0.8%
Equinix, Inc.	11,188	5,070,625

Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp. (a)	473,034	11,726,513

Health Care Providers & Services — 5.3%
UnitedHealth Group, Inc.	155,769	34,340,834

Hotels, Restaurants & Leisure — 2.0%
Domino’s Pizza, Inc.	66,310	12,529,938

Industrial Conglomerates — 1.3%
Honeywell International, Inc.	54,766	8,398,914

Internet & Direct Marketing Retail — 14.0%
Amazon.com, Inc. (a)	44,521	52,065,974
Netflix, Inc. (a)	84,182	16,159,577
Priceline Group, Inc. (a)	12,543	21,796,473

		90,022,024
Internet Software & Services — 14.4%
Alibaba Group Holding Ltd.—ADR (a)	27,878	4,807,003
Alphabet, Inc., Class A (a)	32,817	34,569,428
Facebook, Inc., Class A (a)	133,762	23,603,642
MercadoLibre, Inc.	19,358	6,091,188
Tencent Holdings Ltd	454,828	23,540,967

		92,612,228
IT Services — 7.1%
PayPal Holdings, Inc. (a)	172,384	12,690,910
Visa, Inc., Class A	288,360	32,878,807

		45,569,717
Life Sciences Tools & Services — 1.5%
Illumina, Inc. (a)	43,659	9,539,055

Machinery — 1.0%
Caterpillar, Inc.	41,807	6,587,947

Pharmaceuticals — 1.4%
Zoetis, Inc.	122,538	8,827,637

Professional Services — 1.6%
Equifax, Inc.	88,565	10,443,585

Security	Shares	Value
Road & Rail — 2.3%
Union Pacific Corp.	112,027	$15,022,821

Semiconductors & Semiconductor Equipment — 5.4%
ASML Holding NV	50,293	8,741,929
Broadcom Ltd.	25,554	6,564,823
NVIDIA Corp.	67,050	12,974,175
Teradyne, Inc.	160,239	6,709,207

		34,990,134
Software — 13.1%
Activision Blizzard, Inc.	91,862	5,816,702
Adobe Systems, Inc. (a)	74,951	13,134,413
Autodesk, Inc. (a)	128,736	13,495,395
Electronic Arts, Inc. (a)	84,370	8,863,912
Microsoft Corp.	507,905	43,446,194

		84,756,616
Specialty Retail — 4.9%
Home Depot, Inc.	81,133	15,377,137
Ulta Beauty, Inc. (a)	72,262	16,162,119

		31,539,256
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	47,158	7,980,548

Total Long-Term Investments — 100.2% (Cost: $467,427,688)		646,008,732

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (b)(c)	733,306	733,306

Total Short-Term Securities — 0.1% (Cost: $733,306)		733,306

Total Investments — 100.3% (Cost: $468,160,994)		646,742,038
Liabilities in Excess of Other Assets — (0.3)%		(1,812,583)

Net Assets — 100.0%		$644,929,455

20	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	Master Large Cap Focus Growth Portfolio

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the six months ended December 31, 2017, investments in issuers considered to be affiliates of the Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	665,172	68,134	733,306	$733,306	$44,580		$41	$—
BlackRock Liquidity Series, LLC, Money Market Series	7,220,967	(7,220,967)	—	—	128,485	(b)	(692)	718

				$733,306	$173,065		$(651)	$718

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expense, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks.	$622,467,765	$23,540,967	$—	$646,008,732
Short-Term Securities	733,306	—	—	733,306

Total Investments	$623,201,071	$23,540,967	$—	$646,742,038

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 2 are included in Internet Software & Services.

During the period ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statement of Assets and Liabilities  (unaudited)

December 31, 2017

Master Large Cap Focus Growth Portfolio

ASSETS
Investments at value — unaffiliated (cost — $467,427,688)	$646,008,732
Investments at value — affiliated (cost — $733,306)	733,306
Foreign currency at value (cost — $736)	758
Receivables:
Contributions from investors	379,141
Dividends — affiliated	4,788
Dividends — unaffiliated	22,469
Prepaid expenses	2,702

Total assets	647,151,896

LIABILITIES
Payables:
Directors’ fees	8,170
Investment advisory fees	314,935
Other accrued expenses	78,606
Other affiliates	6,250
Withdrawals to investors	1,814,480

Total liabilities	2,222,441

NET ASSETS	$644,929,455

NET ASSETS CONSIST OF
Investors’ capital	$466,348,389
Net unrealized appreciation (depreciation)	178,581,066

NET ASSETS	$644,929,455

See notes to financial statements.

22	2017 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended December 31, 2017

Master Large Cap Focus Growth Portfolio

INVESTMENT INCOME
Dividends — affiliated	$44,580
Dividends — unaffiliated	3,183,205
Securities lending income — affiliated — net	128,485
Foreign taxes withheld	(5,486)

Total investment income	3,350,784

EXPENSES
Investment advisory	2,698,562
Accounting services	80,185
Professional	24,775
Directors	15,438
Custodian	16,170
Printing	5,044
Miscellaneous	17,363

Total expenses	2,857,537
Less fees waived by the Manager	(6,724)

Total expenses after fees waived	2,850,813

Net investment income	499,971

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Capital gain distributions received from affiliated investment companies	41
Investments — affiliated	(692)
Investments — unaffiliated	214,020,641
Foreign currency transactions	51,672

214,071,662

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(75,079,333)
Investments — affiliated	718
Foreign currency transactions	22

(75,078,593)

Total realized and unrealized gain	138,993,069

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,493,040

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

	Master Large Cap Focus Growth Portfolio
	Six Months Ended 12/31/17 (unaudited)	Period from 10/01/16 to 06/30/17	Year Ended 09/30/16

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$499,971	$7,564,181	$10,633,446
Net realized gain	214,071,662	238,587,797	72,702,757
Net change in unrealized appreciation (depreciation)	(75,078,593)	(42,770,194)	52,508,256

Net increase in net assets resulting from operations	139,493,040	203,381,784	135,844,459

CAPITAL TRANSACTIONS
Proceeds from contributions	107,501,290	213,172,508	177,941,140
Value of withdrawals	(795,282,247)	(366,044,923)	(270,301,887)

Net decrease in net assets derived from capital transactions	(687,780,957)	(152,872,415)	(92,360,747)

NET ASSETS
Total increase (decrease) in net assets	(548,287,917)	50,509,369	43,483,712
Beginning of period	1,193,217,372	1,142,708,003	1,099,224,291

End of period	$644,929,455	$1,193,217,372	$1,142,708,003

See notes to financial statements.

24	2017 BLACK ROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Master Large Cap Focus Growth Portfolio
.	Six Months Ended 12/31/2017 (unaudited)		Period from 10/01/2016 to 06/30/2017		Year Ended September 30,
					2016		2015	2014	2013	2012
Total Return:
Total return	13.12	%(a)	19.04	%(a)	12.75	%(b)	1.70%	21.59%	15.76%	31.61%

Ratios to Average Net Assets:
Total expenses	0.53	%(c)	0.53	%(c)	0.53	%(d)	0.53%	0.53%	0.54%	0.55%

Total expenses after fees waived	0.52	%(c)	0.53	%(c)	0.53	%(d)	0.53%	0.53%	0.54%	0.55%

Net investment income	0.09	%(c)	0.87	%(c)	0.93	%(d)	0.85%	0.90%	1.25%	1.61%

Supplemental Data:
Net assets, end of period (000)	$644,929		$1,193,217		$1,142,708		$1,099,224	$1,156,695	$1,005,008	$913,632

Portfolio turnover rate	23%		79%		32%		41%	49%	54%	132%

(a)	Aggregate total return.
(b)	Includes proceeds received from a settlement of litigation, which had no impact on the Master Portfolio’s total return.
(c)	Annualized.
(d)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (unaudited)	Master Large Cap Focus Growth Portfolio

1.	ORGANIZATION

Master Large Cap Focus Growth Portfolio (the “Master Portfolio”) is a series of Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware limited liability company. The Master Portfolio is classified as diversified. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

26	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Large Cap Focus Growth Portfolio

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (continued)	Master Large Cap Focus Growth Portfolio

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the average daily value of the Master Portfolio’s net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $5 Billion	0.50%
In excess of $5 Billion	0.45

Expense Limitations, Waivers and Reimbursements: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended December 31, 2017, the amount waived was $6,724.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through October 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent directors who are not “interested persons” of the Master LLC, as defined in the 1940 Act (“Independent Directors”) or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended December 31, 2017, there were no fees waived by the Manager.

For the six months ended December 31, 2017, the Master Portfolio reimbursed the Manager $6,520 for certain accounting services, which is included in accounting services in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended December 31, 2017, the Master Portfolio paid BIM $31,948 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Directors: Certain directors and/or officers of the Master LLC are directors and/or officers of BlackRock or its affiliates.

6.	PURCHASES AND SALES

For the six months ended December 31, 2017, purchases and sales of investments, excluding short-term securities, were $237,306,095 and $921,948,939, respectively.

7.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal

28	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (continued)	Master Large Cap Focus Growth Portfolio

Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for the period ended June 30, 2017 and each of the three years ended September 30, 2016. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$468,431,452
Gross unrealized appreciation	$185,163,171

Gross unrealized depreciation	(6,852,563)

Net unrealized appreciation	$178,310,608

8.	BANK BORROWINGS

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day,

$2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2017, the Master Portfolio did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Concentration Risk: As of period end, the Master Portfolio invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Master Portfolio and could affect the value, income and/or liquidity of positions in such securities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Director and Officer Information

Rodney D. Johnson, Chair of the Board and Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective February 22, 2018, Barbara G. Novick resigned, and Robert Fairbairn was appointed, as an Interested Director of the Corporation/Master LLC.

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment	BlackRock Investments, LLC
Servicing (US) Inc.	New York, NY 10022
Wilmington, DE 19809

Custodian	Legal Counsel
Brown Brothers Harriman & Co.	Sidley Austin LLP
Boston, MA 02109	New York, NY 10019

Address of the Corporation/Master LLC
100 Bellevue Parkway
Wilmington, DE 19809

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

30	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	31

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LCFG-12/17-SAR

Item 2 –	Code of Ethics – During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 8, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: March 8, 2018

4